Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Net loss for the year	$ (3,136)	$ (6,675)
Items not involving cash:
Loss on disposal of property and equipment		18
Gain on modification of debt		(803)
Amortization	562	1,482
Foreign exchange (gain) loss	(1,293)	(78)
Interest and finance costs	1,640	1,186
Change in fair value of embedded derivatives	(154)
Stock-based compensation	389	463
Changes in non-cash items:
Trade and other receivables	(1,223)	660
Inventory	(858)	1,036
Prepaids and deposits	(4,700)	(298)
Accounts payable and accrued liabilities	136	4,607
Deferred consideration		(76)
Deferred revenue	1,419	(1,054)
Warranty provision	(1,126)	255
Taxes paid	(9)	(209)
Interest paid	(783)	(339)
Cash (used) provided in operating activities	(9,136)	175
INVESTING ACTIVITIES
Purchase of intangible assets	(272)	(328)
Proceeds from government subsidy		817
Purchase of property and equipment	(303)	(8,225)
Proceeds on disposal of property and equipment		247
Cash used in investing activities	(575)	(7,489)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	867	13,063
Share issuance costs	(44)	(1,131)
Proceeds of credit facility	6,038	659
Proceeds from convertible debt	2,939
Convertible debt financing fees	(159)
Proceeds from long-term loans	5,869
Repayment of long-term loans	(262)	(186)
Cash provided in financing activities	15,248	12,405
Effect of foreign exchange rate on cash	105	(136)
Increase in cash and cash equivalents	5,642	4,955
Cash and cash equivalents, beginning	1,622	4,402
Cash and cash equivalents, ending	$ 7,264	$ 9,357